PREFERRED STOCK 331 (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2008	Sep. 21, 2011	Mar. 25, 2011	Nov. 16, 2010	May 12, 2010	Sep. 30, 2013 Series A	Feb. 28, 2013 Series A	Sep. 30, 2013 Series B	Feb. 28, 2013 Series B	Mar. 17, 2014 Series A	Dec. 31, 2013 Series A	Dec. 31, 2012 Series A	Sep. 30, 2012 Series A	Feb. 29, 2012 Series A	Mar. 17, 2014 Series B	Dec. 31, 2013 Series B	Dec. 31, 2012 Series B	Sep. 30, 2012 Series B	Feb. 29, 2012 Series B
Preferred Stock Series A Stock Share Issued For Proceeds			35
Preferred Stock Series A Value			$ 3,500,000
Preferred Stock Series A Stock Issuance Expense			515,000
Preferred Stock Series A Stock Net Proceeds			2,985,000
Convertible Preferred Stock Series A Shares Issued Upon Conversion			3,500,000
Preferred Stock Series A Stock Dividend Rate Percentage			10.00%
Common Stock Warrants Issued For Purchase	1,000,000	3,000,000	6,000,000
Common Stock Warrants Exercise Price	3.00	3.00	2.00
Common Stock Warrants Expiration	7 years	7 years	7 years
Common Stock Shares Issued For Dividend Payment				156,306	176,768	173,922	236,598
Preferred Stock Series B Shares Issued For Proceeds	15	15
Preferred Stock Series B Value	1,500,000	1,500,000
Convertible Preferred Stock Series B Shares Issued Upon Conversion	1,000,000	1,000,000
Preferred Stock Series B Stock Dividend Rate Percentage	10.00%	10.00%
Preferred Stock Series B Stock Issuance Expense		350,000
Preferred Stock Series B Stock Net Proceeds		1,150,000
Common Stock Warrants Issued		3,000,000
Preferred Stock Value On Grant Date	855,460	341,100
Common Stock Warrant Value On Grant Date	644,540	1,158,900
Common Stock Shares Issued For Dividend Payment For Series B				66,988	75,758
Undeclared dividends								$ 350,000	$ 350,000	$ 150,000	$ 150,000	$ 0	$ 700,000	$ 350,000	$ 350,000	$ 350,000	$ 0	$ 300,000	$ 150,000	$ 150,000	$ 150,000
Convertible Preferred Stock Series A, description

The holders of the preferred stock are entitled to semi-annual dividends payable on the stated value of the Series B preferred stock at a rate of 10% per annum, which shall be cumulative, and accrue daily from the issuance date. The dividends may be paid in cash or shares of the Company's common stock at management’s discretion. If after the conversion eligibility date, the market price for the common stock for any ten consecutive trading days in which the stock trades for over $2 per share and trading exceeds 100,000 shares per day, the preferred shareholders can be required to convert their shares to common stock. Each share of Series B preferred stock shall also be convertible at the option of the holder into that number of shares of common stock of the Company at the stated value of such share at a $1.50 conversion price.

The holder may cause this conversion at the time the shares are eligible for resale by the holder. The conversion price is subject to adjustment as hereinafter provided, at any time, or from time to time upon the terms and in the manner hereinafter set forth in the shareholder agreement.

The holders of the preferred stock are entitled to semi-annual dividends payable on the stated value of the Series A preferred stock at a rate of 10% per annum, which shall be cumulative, and accrue daily from the issuance date. The dividends may be paid in cash or shares of the Company's common stock at management’s discretion. If after the conversion eligibility date, the market price for the common stock for any ten consecutive trading days in which the stock trades for over $2 per share and trading exceeds 100,000 shares per day, the preferred shareholders can be required to convert their shares to common stock. Each share of Series A preferred stock shall also be convertible at the option of the holder into that number of shares of common stock of the Company at the stated value of such share at a $1 conversion price.

The holder may cause this conversion at the time the shares are eligible for resale by the holder. The conversion price is subject to adjustment as hereinafter provided, at any time, or from time to time upon the terms and in the manner hereinafter set forth in the shareholder agreement. There is no conversion expiration date, however, the holder must provide 30 days notice for the registration of the conversion.